Equity (Details) - Schedule of stock option activity	9 Months Ended
Sep. 30, 2021 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Options outstanding | shares	2,102,529
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 28.06
Number of Options, Granted | shares	46,366
Weighted Average Exercise Price, Granted | $ / shares	$ 3.15
Number of Options, Exercised | shares	(209,819)
Weighted Average Exercise Price, Exercised | $ / shares	$ 20.05
Number of Options, Forfeited | shares	(40,548)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 41.82
Number of Options, Options outstanding | shares	1,898,528
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 28.04
Number of Options, Options exercisable | shares	1,569,587
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 30.66